Expense Example - ETRADE TRUST NO FEE FUNDS	Oct. 31, 2025 USD ($)
E*TRADE No Fee Large Cap Index Fund | E TRADE No Fee Large Cap Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
E*TRADE No Fee Total Market Index Fund | E TRADE No Fee Total Market Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
E*TRADE No Fee International Index Fund | E TRADE No Fee International Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
E*TRADE No Fee Municipal Bond Index Fund | E TRADE No Fee Municipal Bond Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
E*TRADE No Fee U.S. Bond Index Fund | E TRADE No Fee US Bond Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0